UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21215

        Nuveen Insured Florida Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.3% (1.5% of Total Investments)
$ 1,685	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	$1,255,089
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

	Education and Civic Organizations – 14.9% (9.9% of Total Investments)
2,240	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic	No Opt. Call	AAA	2,381,120
	Facilities Improvements, Series 2004, 5.000%, 10/01/14 – AMBAC Insured
1,985	North Miami, Florida, Educational Facilities Revenue Refunding Bonds, Johnson and Wales	4/13 at 100.00	AAA	2,053,403
	University, Series 2003A, 5.000%, 4/01/19 – XLCA Insured
1,500	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/15 at 100.00	AA	1,489,785
	Aeronautical University, Series 2005, 5.000%, 10/15/35 – RAAI Insured
	Volusia County Educational Facilities Authority, Florida, Revenue Refunding Bonds,
	Embry-Riddle Aeronautical University, Series 2003:
1,000	5.200%, 10/15/26 – RAAI Insured	10/13 at 100.00	AA	1,017,900
1,250	5.200%, 10/15/33 – RAAI Insured	10/13 at 100.00	AA	1,265,025

7,975	Total Education and Civic Organizations			8,207,233

	Health Care – 1.8% (1.2% of Total Investments)
1,000	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB+	1,019,390

	Housing/Single Family – 1.3% (0.8% of Total Investments)
655	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AAA	688,340
	Series 1987G-1, 8.595%, 11/01/17

	Tax Obligation/Limited – 66.4% (44.1% of Total Investments)
900	Bartram Springs Community Development District, Duval County, Florida, Special Assessment	5/16 at 100.00	N/R	817,047
	Bonds, Series 2006, 4.750%, 5/01/34
400	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	415,712
	MBIA Insured
1,000	Escambia County, Florida, Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/17 –	10/12 at 101.00	AAA	1,062,550
	AMBAC Insured
1,525	Fernandina Beach, Florida, Utility Acquisition and Improvement Revenue Bonds, Series 2003,	9/13 at 100.00	AAA	1,584,780
	5.000%, 9/01/23 – FGIC Insured
3,000	Florida Municipal Loan Council, Revenue Bonds, Series 2003B, 5.000%, 12/01/28 – MBIA Insured	12/13 at 100.00	AAA	3,082,530
1,500	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AAA	1,533,435
	7/01/29 – MBIA Insured
2,270	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds,	10/12 at 100.00	AAA	2,407,199
	Series 2002, 5.375%, 10/01/18 – FGIC Insured
2,265	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B, 5.000%, 10/01/20 – AMBAC Insured	10/12 at 100.00	AAA	2,353,041
1,330	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds,	5/15 at 101.00	N/R	1,291,989
	Series 2005, 5.375%, 5/01/36
2,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/17 – FGIC Insured	1/13 at 100.00	AAA	2,110,520
1,500	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/32 – FGIC Insured	1/13 at 100.00	AAA	1,555,515
3,335	Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds, Series 2004, 5.250%, 10/01/20 –	10/14 at 100.00	AAA	3,543,204
	MBIA Insured
3,670	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.000%,	8/12 at 100.00	AAA	3,743,951
	8/01/28 – FSA Insured
2,000	Palm Beach Gardens, Florida, Special Obligation Revenue Bonds, Series 2004, 5.000%, 5/01/20 –	2/13 at 100.00	AAA	2,083,440
	AMBAC Insured
2,115	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/23 – MBIA Insured	9/13 at 100.00	AAA	2,193,086
1,730	St. John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	AAA	1,794,719
	AMBAC Insured
4,000	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AAA	4,130,800
	Series 2004A, 5.000%, 7/01/24 – FSA Insured
1,000	Vista Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series	5/17 at 100.00	AA	994,810
	2007A2, 5.000%, 5/01/34 – RAAI Insured

35,540	Total Tax Obligation/Limited			36,698,328

	Transportation – 10.9% (7.3% of Total Investments)
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002A,	10/12 at 100.00	AAA	2,047,200
	5.125%, 10/01/32 – FSA Insured
2,105	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AAA	2,194,378
	Series 2003A, 5.000%, 10/01/17 – FSA Insured
1,730	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/22 –	10/14 at 100.00	AAA	1,807,054
	AMBAC Insured

5,835	Total Transportation			6,048,632

	U.S. Guaranteed – 34.7% (23.1% of Total Investments) (4)
2,660	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	2/13 at 100.00	AAA	2,855,776
	Series 2003, 5.375%, 2/15/26 (Pre-refunded 2/15/13) – FSA Insured
3,500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/13 at 100.00	A+ (4)	3,870,685
	System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)
3,370	Osceola County School Board, Florida, Certificates of Participation, Series 2002A, 5.125%,	6/12 at 101.00	Aaa	3,583,388
	6/01/20 (Pre-refunded 6/01/12) – AMBAC Insured
1,950	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.250%,	8/12 at 100.00	AAA	2,075,366
	8/01/20 (Pre-refunded 8/01/12) – FSA Insured
2,800	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System,	5/13 at 100.00	Aa3 (4)	3,062,584
	Series 2003, 5.750%, 11/15/27 (Pre-refunded 5/15/13)
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26	7/12 at 101.00	AAA	2,140,420
	(Pre-refunded 7/01/12) – FSA Insured
1,500	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health	2/13 at 100.00	Aaa	1,594,395
	Systems of South Florida, Series 2003, 5.200%, 11/15/28 (Pre-refunded 2/01/13)

17,780	Total U.S. Guaranteed			19,182,614

	Utilities – 1.0% (0.7% of Total Investments)
500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – MBIA Insured	10/15 at 100.00	AAA	517,415

	Water and Sewer – 17.0% (11.3% of Total Investments)
1,000	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/25 – AMBAC Insured	9/15 at 100.00	Aaa	1,040,750
3,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 –	10/13 at 100.00	AAA	3,099,720
	MBIA Insured
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%,	10/09 at 101.00	AAA	2,036,340
	10/01/29 – FGIC Insured
500	North Port, Florida, Utility System Revenue Bonds, Series 2000, 5.000%, 10/01/25 – FSA Insured	10/10 at 101.00	Aaa	515,500
1,095	Palm Bay, Florida, Utility System Revenue Bonds, Series 2004, 5.250%, 10/01/20 – MBIA Insured	10/14 at 100.00	AAA	1,166,153
1,500	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002,	5/12 at 100.00	AAA	1,550,444
	5.000%, 5/01/23 – MBIA Insured

9,095	Total Water and Sewer			9,408,907

$ 80,065	Total Long-Term Investments (cost $81,025,766) – 150.3%			83,025,948

	Short-Term Investments – 0.2% (0.1% of Total Investments)
$ 100	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	100,000
	Obligations, Series 1985, 3.490%, 12/01/15 – MBIA Insured (5)

	Total Short-Term Investments (cost $100,000)			100,000

	Total Investments (cost $81,125,766) – 150.5%			83,125,948

	Other Assets Less Liabilities – 2.0%			1,116,337

	Preferred Shares, at Liquidation Value – (52.5)%			(29,000,000)

	Net Assets Applicable to Common Shares – 100%			$55,242,285

Forward Swaps outstanding at July 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

Morgan Stanley	$1,500,000	Pay	3-Month USD-LIBOR	5.694%	Semi-Annually	6/02/08	6/02/30	$(1,703)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2007, the cost of investments was $81,207,938.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$2,244,033
Depreciation	(326,023)

Net unrealized appreciation (depreciation) of investments	$1,918,010

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Florida Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.